Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Receivables [Abstract]
Advances to suppliers	$ 5,260	$ 555
Government authorities	2,916	4,475
Prepaid expense	884	531
Other receivables	427	262
Total other receivables	$ 9,487	$ 5,823